Document and Entity Information	Aug. 08, 2019
Cover [Abstract]
Entity Registrant Name	TRICO BANCSHARES /
Amendment Flag	false
Entity Central Index Key	0000356171
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Incorporation State Country Code	CA
Entity File Number	0-10661
Entity Tax Identification Number	94-2792841
Entity Address, Address Line One	63 Constitution Drive
Entity Address, City or Town	Chico
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95973
City Area Code	(530)
Local Phone Number	898-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	TCBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false